Shares (Tables)	12 Months Ended
Dec. 31, 2017
Shares
Schedule of shares in subsidiaries
Shares in subsidiaries	December 31, 2017		December 31, 2016
Skr mn	Book value	Number of shares	Book value	Number of shares
Venantius AB (reg no 556449-5116)	24	5,000,500	17	5,000,500